Segment information - Summary of geographical information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas
Revenue	₺ 241,470,821	₺ 218,160,030	₺ 202,428,953
Non-current assets	343,944,185	301,815,434	273,147,267
Turkiye
Disclosure of geographical areas
Revenue	235,619,865	213,086,672	197,752,484
Non-current assets	329,950,253	294,618,497	265,137,838
Belarus
Disclosure of geographical areas
Revenue	3,410,938	2,848,809	2,616,599
Non-current assets	3,149,942	1,397,877	1,410,297
Turkish Republic of Northern Cyprus
Disclosure of geographical areas
Revenue	2,436,107	2,177,073	1,999,709
Non-current assets	3,125,530	3,239,031	5,759,783
Netherlands
Disclosure of geographical areas
Revenue	2,414	47,476	60,161
Germany
Disclosure of geographical areas
Revenue	1,497
Unallocated amounts
Disclosure of geographical areas
Non-current assets	₺ 7,718,460	₺ 2,560,029	₺ 839,349